Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: 763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

May 7, 2018
Mr. Mark Cowan
Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC    20549-8626
Re:
Allianz Life Insurance Company of North America ("Allianz Life – NA")
Initial Registration Statement on Form S-1, File No. 333-222817

Allianz Life Variable Account B and Allianz Life - NA
Initial Registration Statement on Form N-4 File No. 333-222815 and 811-05618

Mr. Cowan:
We received written comments from you on March 30, 2018 with respect to Registrants' above-referenced Initial Registration Statements on Forms S-1 and N-4 filed on February 1, 2018. We also received oral comments from you on May 2, 2018 and May 4, 2018. This filing reflects changes in response to all of your comments as well as the addition of final updated financial statement information. The attached prospectus is redlined against the prospectus we sent to you on February 1, 2018.
COMMENTS RECEIVED May 4, 2018
INCOME BENEFIT SUPPLEMENT
1.	Please update the dated days of the Income Benefit Supplement and Prospectus to reflect your requested effective date.
2.	Please delete the second paragraph on the first page that reads: "This Supplement must be used in conjunction with the current effective Allianz Index Advantage Income variable Annuity prospectus."
3.
Please refer to Income Benefit values as Income Benefit terms. Please consider when referencing the Income Benefit terms to also reference the Income Payment waiting period. This comment also applies to the prospectus.

4.	Please add that section 3 is in reference to the Prospectus in the paragraph under the chart.
5.
Please consider changing the date that Income Benefit terms are established for a Contract from the Issue Date to the date the application is signed. If you make this change, also apply it to the prospectus.

Responses:
1.	Revised as requested.
2.	Revised as requested.
3.
Revised as requested. When Income Benefit terms are referenced they include the Income Payment waiting period, Income Percentages, and Income Percentage Increases. Please see the first sentence under Current Income Benefit terms effect for Contracts.

4.	Revised as requested.
5.	We changed the date that Income Benefit terms are established to the date we receive the signed application in Good Order.
GLOSSARY
6.	Please add Edgar filing location information to the Income Benefit Supplement definition.
Response:
6.	Revised as requested.
EXPENSES - Reduction or Elimination of Withdrawal Charge
7.
Please add that a purchaser should consult with their financial professional whether it is in their best interest to take withdrawals from the Index Protection Strategy or AZL Government Money Market Fund. The comment also applies to section 9, Access to Your Money.

Response:
7.	Revised as requested.
THE ANNUITY PHASE - When Annuity Payments Begin
8.	Please add the following the prospectus:
This means that if you annuitize your Contract you may receive less as Annuity Payments than you would have received as Income Payments. You should consult with your Financial Professional before requesting Annuity Payments. On request we provide illustrations showing you the amount of Annuity Payments you could receive.
Please also add the first sentence to the required annuitization bullet in the Note on page 69.
Response:
8.	Revised as requested.
COMMENTS RECEIVED May 2, 2018
INCOME BENEFIT SUPPLEMENT
1.	Please confirm that the correct supplement will be mailed to Owners with the Contract.
2.	The current Supplement contains many values that can change monthly. Please consider removing values other than the Income Percentage table.
3.	Please clarify in the supplement and prospectus that changes to the Income Benefit Supplement will be available for review on your website at least seven calendar days before they take effect.
4.
Please consider adding rules to the supplement that automatically give Owners the better Income Benefit values if values change between the time of application and the Issue Date similar to what you currently have on the Income Protector rate sheet supplement on your Allianz Vision Variable Annuity.

5.	Please clarify in the supplement that once rates are established for a contract, they do not change.
Responses:
1.	Confirmed.
2.	We removed the Minimum Exercise Age and Annual Increase Age from the Supplement, but kept the Income Payment Waiting Period.
3.	Revised as requested.
4.
While  the rules for the Income Protector product feature may provide purchasers with a better value if there has been a rate change between the time of application and contract issue, we are unable to predict what Income Benefit values will be most advantageous to a purchaser. Whether or not a given set of Income Benefit values is more beneficial depends on such things as a purchaser's age, expected Purchase Payments and when they want to take Income Payments. If a purchaser receives unacceptable Income Benefit values, they have the right to free look the Contract. We added clarifying disclosure to the Supplement to address this.

5.	Revised as requested.
GENERAL
6.
Please clarify that when withdrawals or fees are deducted from the Index Performance Strategy, Index Precision Strategy or Index Guard Strategy Index Options on any day other than an Index Anniversary that a Daily Adjustment applies to those Index Option Values before the deduction. Also clarify that this Daily Adjustment does not change the amount of the withdrawal or the fee deducted, and that the Daily Adjustment does not apply when withdrawals and fees are deducted from the Index Protection Strategy or AZL Government Money Market Fund. Please make similar changes to the prospectus our March 30, 2018 written comments 46, 52, 53, 54 and 63.

Response:
6.	Revised as requested.
PURCHASING THE CONTRACT – Free Look/Right to Examine Period (page 38)
7.	Add disclosure that money held in the AZL Government Money Market Fund is not subject to a withdrawal charge or other Contract fees or charges upon Contract cancellation during the free look period.
Response:
7.	Revised as requested.
THE ANNUITY PHASE
8.
Please add prominent disclosure that upon annuitization, failing to convert Income Payments to Annuity Payments may not be in an Owner's best interest and they may receive less than they would have as Income Payments. Please add similar disclosure to the required annuitization bullet point in the Income Benefit section.

Response:
8.	Revised as requested.
WRITTEN COMMENTS RECEIVED MARCH 30, 2018
GENERAL
1.
Please confirm that all missing information, including all financial statements and exhibits, will be filed in a pre-effective amendment to the registration statement. We may have further comments when you supply the omitted information.

2.
Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any Contract features or benefits, or whether the Company will be solely responsible for any benefits or features associated with the Contract.

3.	In addition to the Glossary at the front of the prospectus, please confirm that all defined terms are defined the first time they are used in the prospectus.
4.	Comments on disclosure in one section of the filing also apply to similar disclosure in other sections of the registration statement.
Responses:
1.	Confirmed.
2.	The Company will be solely responsible for any benefits or features associated with the Contract.
3.	Confirmed.
4.	Acknowledged.
COVER PAGE (pages 1 - 3)
5.
The first paragraph states that the prospectus describes an individual flexible purchase payment variable and index-linked deferred annuity contract. The Contract offers index-linked investment options (Index Options), and the AZL Government Money Market Fund. Please also state that the Contract does not offer variable investment options for owners to select as an option for allocation of purchase payments. Please also clarify here that the sole purpose of the AZL Government Money Market Fund will be to hold purchase payments allocated to the Index Options until the index effective date or the next index anniversary, when the purchase payments are then transferred to the index options.

6.	Please clarify that the prospectus describes all material rights and obligations of purchasers under the contract.
7.
The AZL Government Money Market Fund is subsequently referred to as both "the "Fund" and "the fund" throughout the prospectus. Please assign a single term of reference for the AZL Government Money Market Fund and use it consistently throughout the prospectus.

8.
With respect to the table of Crediting Methods Currently Available, please consider adding the following sub-captions for the Index Protection Strategy: (i) Index Protection Strategy with DPSC and (ii) Index Protection Strategy with Cap.

9.
Please confirm supplementally to the staff that the Index Protection Strategy is available in all states. If not, with respect to certain states, please disclose that there is no option under the Contract that can be elected that will provide for principal protection.

10.
In the description of the Index Protection Strategy, please clarify that the Index Protection Strategy consists of two distinct strategies: (i) the Index Protection Strategy with DPSC and (ii) the Index Protection Strategy with Cap. Please also further clarify that each strategy provides its own form of Credit calculation. The Index Protection Strategy with DPSC provides a Declared Protection Strategy Credit ("DPSC") and the Index Protection Strategy with Cap provides a "Protection Credit."

11.	Please consider revising the third sentence of the second paragraph on page 2 to read:
"However, unlike the Protection Credit under the Index Protection Strategy, if the Index Return is negative . . . ."
Also, please consider revising the next sentence to read:
"Under the Guard Strategy, if the Index Return is negative, you will receive a negative Performance Credit up to a specified percentage called the Floor."
12.	Please consider revising the sixth sentence of the second paragraph on page 2 to read:
"This is similar to DPSC under the Index Protection Strategy . . . ."
13.	Consider whether the reference to "Caps" and "Credits" in the seventh and eighth sentence of the second paragraph on page 2 should be singular.
14.	Please clarify that because the Index Value is calculated as of a specified date, the Index Return does not take into account changes in the Index Value during the term.
15.
The bolded disclosure notes that a negative performance credit means that you can lose money. Please clarify that this includes principal plus any previously applied positive credits. This clarification should be made throughout the prospectus.

16.
Please disclose that Index-linked annuity contracts are complex insurance and investment vehicles. In addition, please disclose that investors should speak with a financial professional about the contract's features, benefits, risks, and fees, and whether the contract is appropriate for the investor based upon his or her financial situation and objectives.

Responses:
5.	Revised as requested.
6.	Revised as requested.
7.	Revised as requested.
8.	Revised as requested.
9.	We will not offer the product in any state where the Index Protection Strategy is not available.
10.	Revised as requested.
11.
We revised third sentence of the second paragraph on page 2 as requested. However, the Floor is expressed as a negative number, as it is the lowest potential negative Performance Credit for an Index Option under the Index Guard Strategy. Accordingly, we revised the prospectus to read as follows:

Under the Index Guard Strategy, if the Index Return is negative, you will receive a negative Performance Credit down to the amount of a specified percentage called the Floor.
12.	Revised as requested.
13.	We reviewed and adjusted text as appropriate.
14.	Revised as requested.
15.	Revised as requested.
16.	Revised as requested.
GLOSSARY (pages 5 - 11)
17.
Income Benefit Supplement. This filing contemplates the use of a prospectus supplement to provide changes to numerous material terms of the Contract. The staff questions whether such use is consistent with the requirements of the Securities Act of 1933. Please advise us as to the legal basis under the Securities Act of 1933 for using this approach or specify all material terms regarding the Income Benefit in this prospectus.

18.	Index Protection Strategy. Please clarify that the Index Protection Strategy includes two separate strategies: the Index Protection Strategy with DPSC and the Index Protection Strategy with Cap.
19.	Maximum Anniversary Value. Please clarify that Maximum Anniversary Value is also adjusted for fees and charges.
Responses:
17.
The Securities Act allows, and there is a long history of permitting, prospectus supplements or "stickers" that modify or add to the disclosures in the prospectus. For example, the issuers of variable annuities registered on Form N-4 are permitted to file "rate sheets" pursuant to Rule 497 that periodically adjust the prospectus disclosure as to product features.

The Company has filed a number of "rate sheets" with the Commission for variable annuity products. These rate sheets were initially filed pursuant to rule 485(a) on April 8, 2015 in the following registration statements:
333-182987
333-139701
333-171427
333-182989
333-169265
333-182990
333-143195
333-171428
Subsequent modified rate sheets have been filed pursuant to Rule 497. The issuer assumes "prospectus liability" for these supplements.
Similarly, the Securities Act expressly permits the use of prospectus supplements regarding filings on Form S-1, pursuant to Rule 424. As part of the prospectus, these rate sheets are required to be delivered to each purchaser. The issuer assumes "prospectus liability" for these supplements.
It should be noted that, pursuant to Rule 430 C, information contained in a form of prospectus supplement filed pursuant to Rule 424(b) or Rule 497(b), (c), (d), or (e) (i.e., an N-4 or S-1 prospectus supplement) is deemed to be part of and included in the registration statement on the date it is first used after effectiveness. This subjects issuers to Securities Act Section 11 liability.
The Company now proposes to file an "Income Benefit Supplement" outlining the terms of an income feature of a registered index annuity that is registered on Form S-1. The Income Benefit Supplement would be filed initially as part of the registration statement. It would be filed on an ongoing basis pursuant to Rule 424. To assure that customers are adequately informed as to changes to Income Benefit information, such changes would be disclosed by prospectus supplement pursuant to Rule 424 at least one week prior to effectiveness of the changes. We believe this complies with the requirements of the Securities Act and Rule 424.
18.	Revised as requested.
19.	Revised as requested.
SUMMARY (pages 12 - 23)
20.
The disclosure states that "Even if the current Index return during the Index Year is positive, the Daily Adjustment may be negative until the Index Anniversary. This means if money is withdrawn or removed from the Index Precision Strategy, Index Performance Strategy, or Index Guard Strategy, you could receive reduced principal even if the current Index return is positive on that day." The reference to "reduced principal" should also include any previously applied credits.

21.
The disclosure also states that "If the current Index return during the Index Year is negative, but within the Buffer for Index Precision Strategy and Index Performance Strategy, the Daily Adjustment may be negative until the Index Anniversary. Similarly, if the current Index return is less than the Floor for the Index Guard Strategy, the Daily Adjustment may be lower than the Floor until the next Index Anniversary." Please clarify that this means that the Daily Adjustment could result in losses that are greater than the protection offered by the Buffer and Floor, as applicable.

22.
Please consider reorganizing the first two paragraphs on page 13. It may aid investor understanding if the topics of the Income Benefit, Income Payments, and Income Period are discussed in a separate paragraph. Please also consider adding a brief summary of the Income Benefit to the disclosure.

Responses:
20.	Revised as requested.
21.	Revised as requested.
22.	Revised as requested.
SUMMARY – What are the Contract's Charges? (page 14)
23.
The disclosure states that the Contract includes a product fee, rider fee, contract maintenance charge and withdrawal charge. As the Contract includes both the Income Benefit rider and an optional Maximum Anniversary Value Death Benefit rider, please revise "rider fee" to "rider fees."

Response:
23.	Revised as requested.
SUMMARY – What are the Index-Linked Crediting Methods and How Do They Work? (page 15)
24.
The Index Guard Strategy. The disclosure states that a negative Performance Credit is received if the Index Return is negative "down to the amount of a specified percentage called the Floor." Please revise the quoted language to clarify that a negative credit will never exceed the percentage specified by the floor.

Response:
24.	Revised as requested.
SUMMARY – When Do You Establish the Values Used to Determine Index-Linked Credits? (page 15)
25.
The disclosure states that the minimum Buffer is 5% and the minimum Floor is -25%. Please clarify what is meant by minimum Buffer of 5%. Do you mean the Company will only protect an owner from 5% of negative returns? If so, should the reference be -5%? Also, what is a minimum Floor? If accurate, please clarify that it is the lowest amount of losses that will be covered.

26.
It is noted that the DPSCs, Precision Rates and Caps may be different for newly issued Contracts and for inforce Contracts, even if the Contracts have Index Effective Dates with the same month and day. In the example provided, there is reference to inforce Contracts issued in 2014. Consider updating the inforce Contract date to 2018 or later.

Responses:
25.	We revised the prospectus as follows:
The minimum Buffer that we can establish is 5%, and the minimum Floor is -25%. These minimums are the least amount of protection that you could receive from negative Index Returns. Any decline in Index Return in excess of the Buffer reduces your Contract Value. For example, if we set the Buffer at 5% we would absorb the first 5% of any negative Index Return and you could lose up to 95% of the Contract Value in that Index Option. However, any decline in Index Return in excess of the Floor is absorbed by us. For example, if we set the Floor at ‑25% your maximum loss would be limited to 25% of the Contract Value in that Index Option due to negative Index Returns and we would absorb any remaining loss.
26.	Revised as requested.
SUMMARY – How Do the Index-Linked Crediting Methods Compare? (pages 16 - 18)
27.	Please include a chart setting forth the Current Index Allocation methods, the indices available under each and the minimum guaranteed cap, floor and buffer for each.
28.	The example includes an assumption that the Index Precision Strategy and Index Performance Strategy Buffers are both 10%. Do you mean -10%?
29.	Please consider including a bar chart graph to aid investor understanding of the example.
Responses:
27.	Revised as requested.
28.	Please note that this example has been replaced with the bar chart requested in comment 29 that appears in Appendix D.
29.	The requested bar chart is included in Appendix D.
SUMMARY – How Does the Income Benefit Work? (pages 21 - 22)
30.	Please specify the "annual increase age."
31.	Also, the Income Percentages, Income Percentage Increases, and the annual increase age should be specified in the prospectus.
32.	Likewise, the minimum exercise age and Income Payment waiting period should also be specified in the prospectus.
Response to comments 30 through 32:
The annual increase age, Income Percentages, Income Percentage Increases, the annual increase age, the minimum exercise age, and Income Payment waiting period are all stated in the Income Benefit Supplement, which is attached to the prospectus.
FEE TABLES (pages 23 - 25)
33.
Owner Transaction Expenses - Withdrawal Charge During Your Contract's Initial Phase, the Accumulation Phase. Footnote (1) states the Contract provides a free withdrawal privilege before the Income Period that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge. Please clarify whether the free withdrawal amount is subject to a Daily Adjustment if taken on a date other than an Index Anniversary.

34.
The narrative disclosure to the Annual Operating Expenses of the AZL Government Money Market Fund states that BlackRock, the investment adviser for the fund, provided the fee and expense information and the company did not independently verify it. Please revise the disclosure. The staff considers such disclosure to be appropriate only with respect to unaffiliated funds.

35.
Please confirm supplementally that condensed financial information has not been provided for any subaccount offered under the contract because no such subaccount had commenced operations as of the date of the prospectus. Alternatively, if any subaccount has been previously made available under any other contract offered through the same separate account (e.g., the other contract also has the same underlying fund option and no daily asset charge), then please include in the prospectus the accumulation unit values and number of accumulation units outstanding for each such subaccount from the date of its inception (or for ten years, if less). See Instruction 1 to Item 4(a) of Form N-4.

Responses:
33.
The free withdrawal amount is based on Purchase Payments and is not subject to the Daily Adjustment in the same way that free withdrawal amount is not subject to the performance of the AZL Government Money Market Fund . The Daily Adjustment affects the Contract Value from which the free withdrawal is taken. The Daily Adjustment can be positive or negative, and is not necessarily directly related to Index performance.

34.	Revised as requested.
35.	Revised as requested.
RISK FACTORS – Risk of Negative Returns (page 27)
36.
The disclosure states that "If money is withdrawn or removed from an Index Precision Strategy, Index Performance Strategy or Index Guard Strategy Index Option before the Index Anniversary, you could lose money even if the Index Return is positive on the date of withdrawal." Please update this section with additional disclosure regarding the following:

•
Because of adjustments and charges that are imposed where amounts are withdrawn either before the end of a surrender charge period or the end of a segment, these withdrawals can result in a loss of principal even if index performance has been positive.

•
Ongoing contract charges associated with amounts invested in an indexed annuity could also cause amounts available for withdrawal to be less than what was invested, even if index performance has been positive.

•	The investor could lose previously applied Credits in addition to principal.
•	If applicable, the free withdrawal amount is subject to a Daily Adjustment if taken on a date other than an Index Anniversary.
37.
Please revise the following disclosure in plain English: "If the current Index return during the Index Year is negative but within the Buffer for Index Precision Strategy and Index Performance Strategy, the Daily Adjustment may be negative until the Index Anniversary." The disclosure also occurs on page 48.

Responses:
36.	Revised as requested.
37.	We revised the prospectus as follows:
If the current Index return during the Index Year is negative, the Daily Adjustment could result in losses greater than the protection provided by the Buffer or the Floor.
RISK FACTORS – Substitution of an Index (page 28)
38.
Please include the topic of "Substitution of an Index" in the Summary, including a brief description of any rights the registrant has to change or discontinue an index, either at the end or in the middle of a segment, and to not renew segments that offered downside protections of a particular level. The Summary should also note if a registrant has the right to recalculate the index performance from the beginning of a segment using a new index introduced in the middle of a segment.

39.
We note that the substitution of an index may occur during an Index Year. Please specify how you would measure performance over the course of a segment if the index is changed in the middle of a segment. If the Company reserves the right to recalculate index performance as if the new index had been in place from the beginning of an Index Year, that fact should be noted in the Summary and in the Risk Factors section.

Responses:
38.
We revised the existing disclosure that appears in the last paragraph of the "What Are the Index-Linked Crediting Methods and How Do They Work?" discussion in the Summary section clarify our treatment of Index substitutions. Please note that all "segments" we offer are one-year in duration; we do not offer any multi-year segments, and we do not use the term "segment." Also, as stated in this paragraph, we cannot eliminate or modify any of the Crediting Methods. Registrant does not reserve this right to recalculate index performance as if the new index had been in place from the beginning of an Index Year.

39.
In the event of an Index substitution, we will not recalculate Index performance from the beginning of the segment using the new Index. We will show actual performance. We added language to this section of the prospectus to clarify how we address the substitution of an Index mid-year. Registrant does not reserve this right to recalculate index performance as if the new index had been in place from the beginning of an Index Year.

PURCHASING THE CONTRACT – Purchase Requirements (page 36)
40.
It is disclosed that if the Company exercises its right to no longer allow additional Purchase Payments this may limit an owner's ability to fund the Contract's guaranteed benefits such as the Traditional Death Benefit. Please also include reference to the Maximum Anniversary Death Benefit and Income Benefit.

Response:
40.	Revised as requested.
PURCHASING THE CONTRACT – Free Look/Right to Examine Period (page 38)
41.
The prospectus discloses that "In states that require us to return Purchase Payments less withdrawals if you cancel your Contract, we return Contract Value less withdrawal charges if greater." Please clarify the referenced "withdrawal charges." Do you mean withdrawal of Purchase Payments during the free look period or withdrawal charges upon exercise of the free look? Also, please confirm supplementally that no withdrawal charges would apply to any withdrawals if Purchase Payments are held in the AZL Government Money Market Fund during the free look period. See State Farm Life Insurance Company (pub. avail. Oct. 24, 1997).

Response:
41.
In the referenced disclosure "Contract Value less withdrawal charges" we mean withdrawal charges upon exercise of the free look; this equates to "cash surrender value". We confirm that if Purchase Payments are held in the AZL Government Money Market Fund during the free look period we do not assess a withdrawal charge upon exercise of the free look.

VALUING YOUR CONTRACT – Computing Variable Account Value (page 44)
42.
The disclosure states that Variable Account Value is based on each subaccount's accumulation unit value multiplied by the number of accumulation units and then adding together the results for all subaccounts. To avoid investor confusion, please revise the disclosure as there is only one variable option.

Response:
42.	Revised as requested.
INDEX OPTIONS (pages 44 - 45)
43.	With respect to references to full or partial withdrawals, please add "including free withdrawal amounts."
Response:
43.	Revised as requested.
INDEX OPTIONS – Determining Index Option Value for the Index Protection Strategy (pages 45 - 46)
44.	It is noted that the Daily Adjustment does not apply to the Index Protection Strategy, but the Alternate Minimum Value does. Please make this clear on the cover Page and Summary.
45.
The disclosure states that you cannot specify from which Index Option or the AZL Government Money Market Fund that Contract expenses are deducted, but you can specify from where a partial withdrawal or Income Payment is deducted. Please clarify, if true, that Contract fees and charges are deducted proportionately from each Index Option and the AZL Government Money Market Fund. This comment also applies to the section that follows entitled "Determining Index Option Value for the Index Precision Strategy, Index Performance Strategy and Index Guard Strategy."

46.
The disclosure also states that there is no financial advantage to deducting a partial withdrawal or Income Payment from any specific Index Option or the AZL Government Money Market Fund. Please explain how this can be true, as the Index Protection Strategy and the AZL Government Money Market Fund do not have a Daily Adjustment. This comment also applies to the section that follows entitled "Determining Index Option Value for the Index Precision Strategy, Index Performance Strategy and Index Guard Strategy."

Responses:
44.	Revised as requested.
45.	Revised as requested.
46.
Amounts available for withdrawal from the Index Precision Strategy, Index Performance Strategy and Index Guard Strategy Index Options during the Index Year are subject to the Daily Adjustment, just as amounts available for withdrawal from the AZL Government Money Market Fund is subject to subaccount performance. However, the amount of a partial withdrawal during the Index Year is not increased or decreased by the Daily Adjustment or the performance of the AZL Government Money Market Fund, so there is no financial advantage to taking a withdrawal from an Index Option compared to the AZL Government Money Market Fund. Withdrawals reduce the Index Option Values and Variable Account Value proportionately regardless of whether the Index Options have a Daily Adjustment or not. The Daily Adjustment also does not affect the withdrawal charge, as further explained in comment 53. Please note that during the Income Period that we make Income Payments only the Index Protection Strategy is available, and the Index Protection Strategy is not subject to the Daily Adjustment.

INDEX OPTIONS – Determining Index Option Values for the Index Precision Strategy, Index Performance Strategy and Index Guard Strategy (pages 46 - 48)
47.	In the ninth bullet point of this section, the reference to the Buffer should be -10%.
48.
Index Option Value Performance Locks for the Index Precision Strategy, Index Performance Strategy and Index Guard Strategy. The disclosure states that the Index Option Value, however, does decrease during the remainder of the Index Year for any partial withdrawals and the deduction of any Contract expenses. Please clarify whether these are subject to the Daily Adjustment after the Performance Lock.

Responses:
47.	The Buffer is always expressed as a positive number.
48.	As currently stated under "Index Option Value Performance Locks for the Index Precision Strategy, Index Performance Strategy and Index Guard Strategy" in this section:
After the Lock Date Daily Adjustments do not apply for the remainder of the Index Year and the Index Option Value will not receive a Performance Credit on the next Index Anniversary.
EXPENSES –	Annual Contract Fees: Produce Fee and Rider Fees (pages 50 - 52)
49.	Please clarify in the second bullet point on page 50 that withdrawals include any free withdrawal amount.
50.
Please clarify the meaning of the second sentence of the first paragraph on page 51, which states: "However, if you select the Maximum Anniversary Value Death Benefit and your Index Effective Date or Index Anniversary occurs on the Issue Date or a Quarterly Contract Anniversary, we deduct the rider fee from the Contract Value before comparing the current Maximum Anniversary Value and Contract Value."

51.	Please include an example reflecting the purchase of a Contract with the optional Maximum Anniversary Value Death Benefit.
Responses:
49.	Revised as requested.
50.	Revised as follows:
However, if you select the Maximum Anniversary Value Death Benefit we deduct all Contract expenses on the Index Anniversary (including the product and rider fees if this is also a Quarterly Contract Anniversary) before we lock in any annual investment gains to the Maximum Anniversary Value.
51.	Revised as requested. Please note that these examples now appear in Appendix C.
EXPENSES – Withdrawal Charge (pages 53 - 54)
52.
In the second paragraph of this section, please clarify that the Daily Adjustment still applies to free withdrawal amounts and Contract fees and charges taken from Index Options (other than Index Protection) on days other than an Index Anniversary.

53.	In the Example, please show the effect of the Daily Adjustment.
Responses:
52.
As stated in response to comment 33, the free withdrawal amount is not subject to the Daily Adjustment. Similarly, Contract fees and charges are also not subject to the Daily Adjustment. The Daily Adjustment affects the Contract Value from which the free withdrawal, or Contract fees and charges are taken in the same way that the performance of the AZL Government Money Market Fund affects the Contract Value.

53.
The withdrawal charge is not subject to the Daily Adjustment in the same way that the free withdrawal amount is not subject to the Daily Adjustment as stated in our response to comment 33. The withdrawal charge is assessed against the Withdrawal Charge Basis, which is total Purchase Payments less any Purchase Payments withdrawn (excluding penalty-free withdrawals) and less any applicable withdrawal charge. The Daily Adjustment affects the Contract Value from which the withdrawal charge is deducted in the same way that the performance of the AZL Government Money Market Fund affects the Contract Value.

EXPENSES – Financial Adviser Fees (page 55)
54.
The disclosure states: "There is no financial disadvantage to taking a withdrawal from the Index Options, compared to taking a withdrawal from the AZL Government Money Market Fund." Please explain to the staff how this statement can be true for amounts withdrawn from the Index Options, which are subject to a Daily Adjustment. Are withdrawal of fees and charges not subject to the Daily Adjustment?

55.	Also, please disclose the impact on the Guaranteed Income and Death Benefits when the adviser's fee is withdrawn from the Index Options.
Responses:
54.
Amounts available for withdrawal from the Index Precision Strategy, Index Performance Strategy and Index Guard Strategy Index Options during the Index Year are subject to the Daily Adjustment, just as amount available for withdrawal from the AZL Government Money Market Fund is subject to subaccount performance. However, the amount of a partial withdrawal during the Index Year is not increased or decreased by the Daily Adjustment or the performance of the AZL Government Money Market Fund. Withdrawals reduce the Index Option Values and Variable Account Value proportionately regardless of whether the Index Options have a Daily Adjustment or not, so there is no financial advantage to taking a withdrawal from an Index Option compared to the AZL Government Money Market Fund. In addition, as stated in the third bullet point under "What Are the Different Values Within the Contract?" in the Summary section, the Daily Adjustment is not affected by any partial withdrawal or the deduction of Contract expenses. Contract fees and expenses also do not differ between the Index Options and the AZL Government Money Market Fund, and they are withdrawn proportionately from both the Index Options and the AZL Government Money Market Fund.

55.	Revised as requested.
ACCESS TO YOUR MONEY (pages 56 - 57)
56.
The prospectus notes that any amount withdrawn from an Index Precision Strategy, Index Performance Strategy or Index Guard Strategy Index Option is subject to a Daily Adjustment, which may be negative. Please include examples to describe how changes in the value of the reference index and differences in when the withdrawal is taken affect the amount of the adjustment to the withdrawal amount.

57.	Please also include an example of when the index is up at the time of withdrawal and when the index is down.
58.
In addition, because the value of derivatives include a value attributable to uncertainty the further in time the derivatives are from their expiration date, examples involving adjustments based on derivative valuation should also be taken early in the segment and taken later in the segment.

59.	Examples should reflect any applicable surrender charges and free withdrawal amounts.
60.
Because of the complexity of the methods used to describe early withdrawals, the example should note prominently, next to the assumed index percentage change, what is the percentage change in the remaining balance as a result of applying that change as described in the example.

61.	We suggest these examples be shown where daily adjustment calculation is disclosed or in an Appendix.
Response to comments 56 through 61:
As explained in response to comments 33 and 53, the Daily Adjustment has no effect on the free withdrawal amount or Withdrawal Charge Basis. In addition to Index performance, the Daily Adjustment also takes into account interest rates, dividend rates, market performance and the expected volatility of Index prices. These additional factors can cause the Daily Adjustment to be out of alignment with Index performance; it is possible for Index value to be up for the year and the Daily Adjustment to be either up or down. As stated under "Risk of Negative Returns" in the Risk Factor section:
"…the Daily Adjustment may result in a loss even if Index performance has been positive since the beginning of the Index Year."
Exhibit 99.b (which is incorporated by reference into the prospectus as stated under "What Are the Different Values Within the Contract?" in the Summary section, and is available on our public website) contains detailed examples that we believe fits the requests above showing various time points and showing the Index Return compared to the Daily Adjustment.
ACCESS TO YOUR MONEY – Free Withdrawal Privilege (page 57)
62.
Please clarify the meaning of the following disclosure: "Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege."

Response:
62.	We revised this to read as follows:
Purchase Payment withdrawals that are outside the six year withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege.
ACCESS TO YOUR MONEY – Minimum Distribution Program and Required Minimum Distribution (RMD) Payments (page 57)
63.	Please state that the minimum payment withdrawals are also subject to the Daily Adjustment if withdrawn from Index Options that apply the Daily Adjustment.
Response:
63.
RMD payments are not subject to the Daily Adjustment in the same way that the free withdrawal amount is not subject to the Daily Adjustment as stated in response to comment 33. The Daily Adjustment affects the Contract Value from which the RMD payments are taken in the same way that the performance of the AZL Government Money Market Fund affects the Contract Value.

THE ANNUITY PHASE (page 58)
64.	The disclosure states that prior to annuitization, you can surrender your Contract and receive your total Contract Value. Please clarify whether this is subject to the Daily Adjustment.
Response:
64.	Revised as requested.
THE ANNUITY PHASE – Annuity Payment Options (page 59)
65.	With respect to Annuity Option 1, 3 and 5, please disclose what happens if the Annuitant (and if applicable, Joint Annuitant) dies before the first payment is due.
Response:
65.	Revised as requested.
THE ANNUITY PHASE – When Annuity Payments Begin (page 60)
66. Please explain supplementally why an Annuitant could receive less than the maximum annual Income Payment under Annuity Options other than Annuity Option 1 or Annuity Option 3 or if the Contract is annuitized other than during the Income Phase. In particular, please explain in your response how your sales force can make a suitability determination regarding annuitization in light of the fact that the contract owner may receive annuity payments that are less than the maximum Income Payment. We may have additional comments based on your response. Comments are also applicable to the disclosure on page 67 entitled "Income Benefits – When the Income Benefit Ends."
Response:
66.
Annuity Options other than 1 or 3 include a different benefit, such as a guaranteed period or refund, while the Income Payments are only guaranteed for the life of the Annuitant. As described in the Annuity Payment Options section, payout rates for life with a guaranteed period are typically lower than life only payments. In certain situations the different benefit may be more suitable. For example, a 90-year-old annuitant who is expected to live shorter than the life expectancy of an average 90-year-old, they may choose to receive the lower payments for a longer guaranteed period (regardless of death) instead of the higher payments guaranteed while they are alive.

INCOME BENEFIT – Requesting Income Payments (page 63)
67.	During the Income Period. Please add a bullet point explaining the consequences of an Excess Withdrawal of less than the entire Contract Value.
Response:
67.	Revised as requested.
INCOME BENEFIT – Calculating Your Income Payments (pages 64 - 65)
68.
Please disclose whether the investor can only elect to begin Income Payments on an Index Anniversary. Otherwise, please explain the consequences of an election on other dates, including with respect to application of the Daily Adjustment.

69.	Excess Withdrawals. Please provide examples.
70.
In the second bullet point on page 65, it is noted that if on the maximum permitted Annuity Date the contract owner is receiving Income Payments and his/her Contract Value is positive, the Company will convert Income Payments to Annuity Payments if the contract owner takes Annuity Payments under Annuity Option 1 or Annuity Option 3. If the contract owner selects any other Annuity Option, the Company "will not convert your Income Payments to Annuity Payments." Please explain supplementally to the staff why the Company will not convert Income Payments to Annuity Payments in this case.

Responses:
68.	Revised as requested.
69.	The second paragraph under "Excess Withdrawals" already includes an example of an Excess Withdrawal.
70.
Income Payments will continue through the annuitization phase if the Annuity Option selected is substantially similar to the Income Benefit. Annuity Options 1 and 3 are guaranteed payments for life, similar to the Income Payments, while the other Annuity Options include a different benefit, such as a guaranteed period. As described in the Annuity Payment Options section, payout rates for life with a guaranteed period are typically lower than life only payments. Our response to comment 66 has an example of why all these Annuity Options are available and how one may be more suitable in different situations.

DEATH BENEFIT (page 67)
71.	Please clarify whether death benefits paid during the Accumulation Phase are subject to a Daily Adjustment.
Response:
71.	The prospectus already includes the following clarifying language:
If the date we are determining the death benefit is not an Index Anniversary and you selected the Index Precision Strategy, Index Performance Strategy or Index Guard Strategy, Contract Value includes the Daily Adjustment. Contract Value also includes any increase from the Alternate Minimum Value.
DEATH BENEFIT – What Happens Upon Death? (page 68)
72.	With respect to proceeds paid to a surviving Beneficiary, the payment involves a portion of total Purchase Payments adjusted for withdrawals. Is there any adjustment for fees and charges?
73.
If a Determining Life dies before the contract owner, the disclosure states that upon proof of death the company will increase Contract Value to equal the guaranteed death benefit value if greater and available . . . ." Please explain what is meant by "and available." Also, with respect to total Purchase Payments adjusted for withdrawals, please clarify if there is any adjustment for fees and charges. Each comment is also applicable to the Spousal Continuation.

Responses:
72.	We bolded and italicized the following language indicating how total Purchase Payments adjusted for withdrawals is calculated to help clarify the impact of fees and charges as follows:
total Purchase Payments adjusted for withdrawals. Withdrawals reduce total Purchase Payments by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Income Payments, Excess Withdrawals and any withdrawal charges, but not amounts we withdraw for other Contract expenses.
73.	We revised this language to read as follows:
If a Determining Life dies before you, we do not pay a death benefit to the Beneficiary(s) but we may increase the Contract Value if the Traditional Death Benefit or Maximum Anniversary Value Death Benefit are still in effect. At the end of the Business Day we receive due proof of a Determining Life's death we increase the Contract Value to equal the guaranteed death benefit value if greater, and your selected death benefit ends.
As noted in our response to comment 72, we emphasized the language earlier in this section to clarify the treatment of contract fees and expenses in calculating total Purchase Payments adjusted for withdrawals.
PART C
74.	Please provide powers of attorney that relate specifically to the registration statement as required by Rule 483(b) under the 1933 Act.
Response:
74.
The powers of attorney that were filed with the initial Registration Statements on February 1, 2018, and as attached, reference the Index Advantage Income product specifically, under the name "Indexed Income N-4" and "Indexed Income S-1" with a "Pending" 1933 Act number as the 1933 Act numbers are not assigned at the time of the initial Registration Statement submission. The powers of attorney were signed in mid-December, 2017.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America
Allianz Life Variable Account B

By:	/s/ Stewart D. Gregg
Stewart D. Gregg
 Senior Securities Counsel

May 7, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re: Allianz Life Variable Account B
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
File No. 333-222815

Dear Sir/Madam:

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant, Allianz Life Variable Account B and the principal underwriter, Allianz Life Financial Services, LLC, respectfully request that the effective date of the attached Pre-Effective Amendment, filed on May 7, 2018, be accelerated and that the Amendment be declared effective on
May 7, 2018, or as soon thereafter as may be practicable.

If you have any questions or comments, please feel free to contact Stewart Gregg at 763/765-2913 or stewart.gregg@allianzlife.com.

Sincerely,

Allianz Life Variable Account B

By:     /s/ Stewart D. Gregg

      Stewart D. Gregg, Senior Counsel

Allianz Life Financial Services, LLC

By:   /s/ Kristine M. Lord-Krahn
     ______________________________________________
     Kristine M. Lord-Krahn,
Chief Legal Officer and Secretary
Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297